Summary of Significant Accounting Policies - Schedule of Concentrations of Risk (Details) - Customer Concentration Risk	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Revenue | Customer A
Product Information [Line Items]
Concentration risk percentage		30.00%	28.00%	28.00%
Revenue | Customer B
Product Information [Line Items]
Concentration risk percentage		19.00%	30.00%	23.00%
Revenue | Customer C
Product Information [Line Items]
Concentration risk percentage				10.00%
Revenue | Predecessor | Customer A
Product Information [Line Items]
Concentration risk percentage	30.00%
Revenue | Predecessor | Customer B
Product Information [Line Items]
Concentration risk percentage	17.00%
Accounts Receivable | Customer A
Product Information [Line Items]
Concentration risk percentage			42.00%	35.00%
Accounts Receivable | Customer B
Product Information [Line Items]
Concentration risk percentage			23.00%	21.00%